Share capital - Schedule of Shares Redeemed Under Buyback Program (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 23, 2025	Mar. 19, 2025	Nov. 07, 2024	Oct. 31, 2024	Sep. 25, 2024	Jun. 30, 2025	Mar. 31, 2025	Dec. 19, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Total number of shares purchased (in shares)	1,717,181	1,360,537	479,524	409,512	337,070	1,717,181	1,360,537	953,593			3,077,718	2,179,699
Average price paid per share (in USD per share)	$ 145.59	$ 183.75	$ 221.87	$ 228.57	$ 296.67			$ 209.73			$ 162.46	$ 229.39
Approximate dollar value of shares that may yet be purchased under the program (in millions)	$ 500,000	$ 750,000	$ 450,000	$ 556,400	$ 400,000	$ 500,000		$ 250,000	$ 500,000		$ 500,000
Share repurchase program, value of shares repurchased						$ 250,000	$ 250,000		$ 250,000	$ 250,000		$ 500,000